Accounts payable for business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable for business combination
Current	R$ 215,237	R$ 216,728
Non-current	221,363	397,392
Total	436,600	614,120	R$ 625,277
Meritt
Accounts payable for business combination
Total	300	300
SEL
Accounts payable for business combination
Total	0	17,920
Redação Nota 1000
Accounts payable for business combination
Total	2,718	4,610
EMME
Accounts payable for business combination
Total	5,943	8,500
Editora De Gouges S.A ("De Gouges")
Accounts payable for business combination
Total	420,585	570,027
Phidelis
Accounts payable for business combination
Total	R$ 7,054	R$ 12,763